Commitments and contingencies (Details Narrative)											1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 20, 2023 USD ($)	Feb. 24, 2023 USD ($)	Jan. 18, 2023 USD ($)	Jan. 06, 2023 USD ($) shares	Jul. 13, 2021 USD ($)	Jul. 13, 2021 EUR (€)	Feb. 03, 2021 USD ($)	Aug. 17, 2020 USD ($) shares	Aug. 06, 2020 USD ($)	Oct. 01, 2019 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 EUR (€)	Sep. 30, 2018 USD ($) shares	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares		Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) shares		Jun. 30, 2021 USD ($)	Apr. 13, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Feb. 17, 2023 USD ($)	Aug. 24, 2021 USD ($)	Jun. 03, 2016
Cash payments														$ 0		$ 1,729,401		$ 921,991	$ 2,611,773
Issuance of common stock																			1,362,011	$ 3,885,109
Sales and marketing expense														1,843,557		6,871,546		4,288,892	14,258,009	25,728,220		10,038,524
Number of units issued																1,539,219				3,885,109
Liabilities														61,056,560				61,056,560		68,684,240		44,949,647
Debt Instrument, Interest Rate, Stated Percentage																											8.00%
Accounts payable and accrued expenses														14,399,368				14,399,368		12,344,052		8,458,689
Change in fair value of gain loss on contingent consideration														(3,044,019)	$ 179,468	1,851,446		(2,864,551)	1,851,446	2,355,308		(1,748,607)
Change in fair value of contingent consideration														(3,044,019)		1,851,446		(2,864,551)	1,851,446
Petitioner Boustead Securities, LLC [Member]
Loss Contingency, Damages Awarded, Value							$ 289,874
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator							in damages and allowable costs (excluding attorneys’ fees) with interest accruing approximately $21 per day. At June 30, 2021, the Company had recorded a liability for the amount awarded in arbitration in accounts payable and accrued expenses in the consolidated balance sheet
Accrued Liabilities																										$ 294,051
Argyll UK EEG iGaming [Member]
Payments to acquire businesses					$ 7,010,732	€ 6,535,753					$ 7,010,732	€ 6,535,753
Marketing cost | €						€ 13,120,000
Cost equivalents														14,073,483				14,073,483
Estimated the present value																		6,192,912		3,328,361
Liabilities														1,640,000				1,640,000
Change in fair value of gain loss on contingent consideration														3,044,019				2,864,551
Change in fair value of contingent consideration																		1,851,446
Subsequent Event [Member]
Issuance of common stock	$ 1,097,586		$ 1,000,000
Estimated the present value		$ 8,090,965
Accounts payable and accrued expenses		$ 1,306,021																						€ 1,238,552
Placement Agent [Member] | Boustead Securities, LLC [Member]
Sale of Stock, Consideration Received Per Transaction													$ 192,664
Purchase of warrants | shares													1,417,909
One Year Anniversary [Member]
Sales and marketing expense														342,333		684,665		342,333	684,665	1,358,168		$ 357,167
Number of units issued								$ 1,550,000										$ 1,250,000		$ 1,250,000
Issuance of common stock under the ATM, net of issuance costs, shares | shares								500										100		100
Debt instrument term								10 years
Accounts payable and accrued expenses														684,665				$ 684,665
One Year Anniversary [Member] | Revision of Prior Period, Adjustment [Member]
Issuance of common stock under the ATM, net of issuance costs, shares | shares								500
One Year Anniversary [Member] | July 1, 2021 Onwards [Member]
Number of units issued								$ 1,250,000
Issuance of common stock under the ATM, net of issuance costs, shares | shares								100
One Year Anniversary [Member] | July 1, 2021 Onwards [Member] | Revision of Prior Period, Adjustment [Member]
Issuance of common stock under the ATM, net of issuance costs, shares | shares								100
Common Stock [Member]
Number of units issued																$ 4				$ 12
Issuance of common stock under the ATM, net of issuance costs, shares | shares																3,758	[1]			11,658	[2]
Sponsorship Agreement [Member]
Cash payments										$ 516,000
Sponsorship Agreement [Member] | Common Stock [Member]
Cash payments										$ 230,000
Amended and Restated Sponsorship Agreement [Member]
Cash payments									$ 2,545,000
Issuance of common stock									$ 825,000
Sales and marketing expense																$ 102,851			424,893	$ 444,304
Partnership Agreement [Member]
Capital commitments, shares | shares																		1,000		1,000
Total capital commitments																		$ 100,000,000		$ 100,000,000
Partnership Agreement [Member] | Additional Shares Capital [Member]
Capital commitments, shares | shares																		1,000		1,000
Total capital commitments																		$ 200,000,000		$ 200,000,000
Partnership Agreement [Member] | Game Fund Partners LLC [Member]
Amount of investment														300,000,000				300,000,000		300,000,000
Partnership Agreement [Member] | Initial Invest EEG Shares [Member] | Game Fund Partners LLC [Member]
Amount of investment														2,000,000				$ 2,000,000		$ 2,000,000
Investment percentage																		20.00%		20.00%
Multi-year Agreement [Member]
Sales and marketing expense														578,498		$ 1,602,068		$ 816,183	$ 2,824,102
Commitment year ended June 30, 2023														397,425				397,425		$ 2,319,014
Commitment year ended June 30, 2024														400,300				400,300		1,363,797
Commitment year ended June 30, 2025														217,730				217,730		494,980
Commitment year ended June 30, 2026														149,913				149,913		290,663
Employment Agreement [Member] | Chairman and Chief Executive Officer [Member] | Subsequent Event [Member]
Loss contingency, damages sought, value				$ 1,000,000.0
Loss contingency, damages sought, shares | shares				2,000
Waiver Agreement [Member] | Senior Convertible Note Holder [Member]
Liabilities														$ 1,640,000				$ 1,640,000		1,640,000
Accrued Liabilities																				$ 180,000,000
Waiver Agreement [Member] | Subsequent Event [Member] | Senior Convertible Note Holder [Member]
Accrued Liabilities	$ 2,500,000																						$ 2,500,000		$ 2,500,000

[1]	Retrospectively restated for effect of stock split.
[2]	Retrospectively restated for effect of stock split.